Loss and Loss Adjustment Expense Reserves - Summary of Supplementary Information About Average Historical Claims Duration (Detail) - Hippo Enterprises Inc And Subsidiaries [Member]	Dec. 31, 2020
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	60.00%
Year 2	28.00%
Year 3	4.00%
Year 4	7.00%
Year 5	0.00%